Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 3,846,000	$ 5,521,000	$ 5,917,000
Depreciation and amortization	938,000	909,000	659,000
Purchase accounting loan discount accretion	(891,000)	(450,000)	(1,495,000)
Deferred income taxes	2,660,000	793,000	859,000
Provision (credit) for loan losses	(350,000)	(750,000)	382,000
Gain on sale of loans	(1,843,000)	(618,000)	(586,000)
Net securities gains	2,000	(158,000)	(116,000)
Change in fair value of mortgage servicing rights	31,000	12,000	(263,000)
Loss (gain) on sale or write-down of other real estate owned	(22,000)	38,000	183,000
Increase in cash surrender value of life insurance	(397,000)	(393,000)	(427,000)
Net amortization of security premiums and discounts	848,000	885,000	925,000
Stock option expense	100,000
Deferred compensation expense	90,000	85,000	76,000
Loss on disposal or write-down of premises and equipment and other assets		176,000	49,000
Proceeds from sale of loans held for sale	63,495,000	27,714,000	28,767,000
Originations of loans held for sale	(59,430,000)	(27,369,000)	(28,433,000)
(Increase) decrease in other assets	(519,000)	(354,000)	1,613,000
Increase (decrease) in other liabilities	(2,698,000)	572,000	(1,223,000)
Net cash provided by operating activities	5,860,000	6,613,000	6,887,000
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	38,087,000	11,558,000	28,437,000
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities	16,591,000	30,106,000	30,797,000
Purchases of available-for-sale securities	(33,627,000)	(53,096,000)	(36,534,000)
Net proceeds from certificates of deposits	1,494,000	498,000	498,000
Proceeds from sales of premises and equipment		315,000
Payment for acquisition	(24,660,000)
Proceeds from sale of other real estate owned	823,000	278,000	552,000
Net (increase) decrease in loans and leases	(34,311,000)	(23,009,000)	7,306,000
BOLI premium	(80,000)	(124,000)
Purchases of premises and equipment	(4,182,000)	(2,399,000)	(312,000)
Net cash provided by (used in) investing activities	(39,865,000)	(35,873,000)	30,744,000
Net increase (decrease) in deposits	10,405,000	6,279,000	(46,914,000)
Proceeds from other borrowings	57,148,000	18,774,000	2,118,000
Principal payments on other borrowings	(18,774,000)	(2,118,000)
Purchase of treasury shares		(833,000)	(927,000)
Proceeds from sale of treasury shares	27,000	18,000	14,000
Payments of deferred compensation	(144,000)	(150,000)	(154,000)
Cash dividends paid	(1,569,000)	(1,446,000)	(1,200,000)
Net cash provided by (used in) financing activities	47,093,000	20,524,000	(47,063,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	13,088,000	(8,736,000)	(9,432,000)
CASH AND CASH EQUIVALENTS
At beginning of year	14,186,000	22,922,000	32,355,000
At end of year	27,274,000	14,186,000	22,922,000
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest	3,394,000	2,195,000	2,227,000
Federal income taxes	425,000	860,000	665,000
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	382,000	(1,166,000)	(8,000)
Transfer of loans to other real estate owned	241,000	721,000	372,000
Change in net unrealized gain or loss on available-for-sale securities	$ 1,124,000	$ (3,429,000)	$ (23,000)